Equalize Community Development Fund

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
504 First Lien Loans(b) — 80.24%
Hospitality Properties — 18.88%
537 Maple Hotel LLC, New Jersey, 10/15/2021	5 Year U.S. Treasury + 4.500% (6.000% Floor)	6.000%		10/1/2031	$2,103,554	$2,006,520	$1,897,446
McDonough Hospitality Plaza, LLC, Georgia, 12/1/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	4,501,723	4,500,000	4,486,365
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	7.000%		6/1/2039	894,009	865,573	894,552
U.S. Retail Ventures LLC, Texas, 7/30/2021	Prime + 2.000% (6.000% Floor)	6.750%		12/27/2038	2,430,240	2,425,113	2,414,442
Total Hospitality Properties							9,692,805
Multi-Purpose Properties — 61.36%
413 East 53rd Street, LLC, New York, 2/4/2014	3 Year Libor + 4.170% (4.950% Floor)	5.680%		2/1/2044	1,537,767	1,516,208	1,551,884
5205 Orange LLC, Florida, 6/23/2022	5 Year U.S. Treasury + 4.500% (5.880% Floor)	5.880%		6/1/2031	1,503,685	1,442,529	1,453,161
7410-7428 Bellaire, LLC, California, 8/22/2014	5 Year Libor + 4.000% (5.780% Floor)	5.780%		9/15/2039	2,074,952	2,009,208	1,837,943
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015	3 Year Libor + 4.000%	4.474%		5/1/2040	290,710	278,878	266,686
Acworth Recycling, LLC, Georgia, 1/14/2021	6.750% (6.750% Fixed)	6.750%		12/15/2029	306,259	290,124	272,641
Budva Properties, LLC, Arizona, 8/6/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		7/1/2046	1,307,249	1,247,024	1,181,344
Ceeport Group LLC, Florida, 6/10/2021	6.500% (6.500% Fixed)	6.500%		3/19/2030	566,375	542,904	432,287
Cookson Holdings LLC, Lloyd's Hardware LLC, Wisconsin, 6/28/2022	5 Year U.S. Treasury + 5.000% (6.500% Floor)	6.560%		4/1/2032	968,381	918,078	935,320
Dorris Fitness, LLC, Georgia, 6/3/2021	6.750% (6.750% Fixed)	6.750%		1/28/2030	557,302	529,740	490,979
Duane Auto Sale LLC, California, 5/14/2021	5 Year Swap + 5.000% (6.250% Floor)	6.250%		5/1/2046	700,756	664,633	634,805
Fred Hairabidian, California, 5/3/2022	5 Year Swap + 4.750% (5.850% Floor)	5.850%		9/1/2046	535,236	505,727	523,367

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Grigorian Investments, LLC, California, 9/2/2014	5 Year Libor + 4.500% (6.330% Floor)	6.330%	9/15/2039	$503,538	$488,967	$482,439
Janet J. Lopez and Robert E. Lopez, California, 10/16/2020	5 Year USD Swap + 5.000% (6.750% Floor)	6.750%	9/1/2045	441,172	417,876	400,810
Jereme Lee James, California, 4/7/2021	5 Year Swap + 5.000% (6.500% Floor)	6.500%	2/1/2046	225,123	211,404	204,766
JPEG, Inc., Florida, 12/11/2020	5 Year Prime + 0.500% (6.500% Floor)	6.500%	8/1/2030	162,360	152,906	142,876
KES, Inc., Georgia, 12/9/2020	6.750% (6.750% Fixed)	6.750%	12/2/2029	473,501	451,881	434,018
Kiva Holdings and Kiran Fitness LLC, South Carolina, 6/17/2021	6.750% (6.750% Fixed)	6.750%	2/21/2030	826,706	787,696	744,523
Limitless Sun LLC, California, 3/7/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%	2/1/2047	701,006	662,816	647,710
Mariano D. Cibran, Florida, 5/23/2016	3 Year Libor + 5.160% (6.160% Floor)	7.975%	6/1/2046	1,216,221	1,178,778	1,178,577
Mary Deno, California, 3/29/2022	30 Day Libor + 5.800% (6.800% Floor)	6.800%	1/1/2032	1,044,301	993,081	986,422
Nexelm LLC, California, 5/4/2022	5 Year Constant Maturity Treasury + 4.450% (5.950% Floor)	5.950%	1/1/2047	506,534	478,465	494,465
Nowlin Properties LLC, California, 3/16/2022	5 Year Constant Maturity Treasury + 4.000% (5.780% Floor)	5.780%	3/1/2047	1,187,443	1,136,487	1,169,615
Oaks at Pooler, LLC, Georgia, 6/30/2021	5 Year U.S. Treasury + 5.250% (6.250% Floor)	6.250%	4/1/2031	5,618,249	5,418,589	5,143,162
Pinar Truck Inc., Florida, 8/23/2021	5 Year Prime + 0.500% (5.500% Floor)	6.000%	4/23/2031	687,922	665,870	618,687

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Royal Foods Mendota, LLC, California, 5/6/2022	5 Year Constant Maturity Treasury + 4.290% (6.000% Floor)	6.000%		4/1/2047	$859,381	$814,211	$823,827
Sanchez Rodrigues, LLC, California, 11/03/2021	5 Year Swap + 5.000% (5.850% Floor)	5.850%		9/1/2046	1,419,228	1,348,419	1,225,753
Seabright Pacific LLC, California, 2/14/2022	5 Year Constant Maturity Treasury + 4.250% (5.750% Floor)	5.750%		1/1/2047	1,332,230	1,265,121	1,221,715
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016	1 Month Libor + 4.500%	7.130%		9/12/2023	473,669	472,203	484,858
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,751,239	1,750,000	1,732,745
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year Libor + 3.720% (5.370% Floor)	6.700	%(c)	9/15/2044	1,710,231	1,710,174	1,696,869
STMX Partners, LLC, Georgia, 12/16/2020	5 Year Prime + 0.500% (6.000% Floor)	6.000%		10/15/2030	520,724	496,558	457,995
The DiNatale Firm, LLC, Georgia, 12/10/2021	5 Year Prime + 0.500% (5.500% Floor)	5.500%		8/16/2031	619,335	592,936	549,307
Uncle Pops LLC, California, 4/23/2021	5 Year Swap + 5.000% (6.180% Floor)	6.180%		3/1/2046	705,524	669,704	642,153
Watson Osburn Property, LLC, Idaho, 2/9/2015	Prime + 2.750% (5.700% Floor)	7.500%		6/1/2040	461,242	442,812	439,486
Total Multi-Purpose Properties							31,503,195
Total 504 First Lien Loans (identified cost of $43,725,077)							$41,196,000
USDA Rural Development Loans(b) — 14.24%
USDA Guaranteed — 8.15%
Clarke Avenue Realty LLC, Delaware, 4/8/2022(d)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	4.340	%(c)	4/1/2048	3,350,574	3,102,097	3,145,589

Equalize Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2022 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
USDA Guaranteed (continued)
Roebuck Fire District, South Carolina, 2/25/2022(d)	20 Year U.S. Treasury + 2.500% (4.410% Floor)	3.410	%(c)	5/6/2041	$1,143,798	$1,125,772	$1,037,073
Total USDA Guaranteed							4,182,662
USDA Non-Guaranteed — 6.09%
Clarke Avenue Realty LLC, Delaware, 4/4/2022(d)	5 Year Constant Maturity Treasury + 3.000% (5.340% Floor)	5.340%		4/1/2048	3,106,204	3,102,097	2,966,256
Roebuck Fire District, South Carolina, 1/26/2022(d)	20 Year U.S. Treasury + 2.500% (4.410% Floor)	4.410	%(c)	5/6/2041	178,924	175,902	160,757
Total USDA Non-Guaranteed							3,127,013
Total USDA Rural Development Loans (identified cost of $7,779,500)							$7,309,675

	Shares	Fair Value
Short-Term Investments — 1.95%
Morgan Stanley Liquidity Fund - Institutional Class, 2.735%(e)	999,039	$999,039
Total Short-Term Investments (Cost $999,039)		999,039
Total Investments* — 96.43% Cost ($52,503,616)		49,504,714
Other Assets in Excess of Liabilities — 3.57%		1,834,374
TOTAL NET ASSETS — 100.00%		$51,339,088

(a)	The states listed correspond to the location of the underlying collateral of the Community Development Loan, which may differ from the location of the borrower.
(b)	Community Development Loans are restricted as to resale. The cost and fair value as of September 30, 2022 was $51,504,577 and $48,505,675, respectively. Fair value is determined using significant unobservable inputs.
(c)	The effective rate is net of a sub-servicing fee collected on the Community Development Loan by the selling agent. As a result, the effective rate may be less than the Community Development Loan floor rate.
(d)	Represents an investment in the Community Development Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.
(e)	The rate shown is the annualized 7-day yield as of September 30, 2022.
*	All investments and other assets are pledged as collateral on the credit facility.